Note 6 - Employee Benefit Plans - Benefit Obligation and Prepaid Benefit Costs Assumptions (Details)	2 Months Ended	12 Months Ended
	Feb. 17, 2022	Dec. 31, 2025		Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Discount rate: net periodic pension cost		5.35%		5.14%
Discount rate: projected benefit obligation		5.35%		5.14%
Expected rate of return on plan assets	7.25%	7.25%		7.25%
Rate of compensation increase: net periodic pension cost		3.50%	[1]	3.00%
Rate of compensation increase: projected benefit obligation		3.50%	[1]	3.00%

[1]	3.5% for 2025 and 2026, 3% per year thereafter